Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents	€ 10,193	€ 10,155
Financial assets, classified as cash equivalents	6,462	6,804
Restricted cash	205	€ 97
US Dollars
Cash and cash equivalents
Cash and cash equivalents	7,328
Financial assets, classified as cash equivalents	5,275
Euro
Cash and cash equivalents
Cash and cash equivalents	1,945
Financial assets, classified as cash equivalents	€ 598